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Form N-SAR:
Screens From the SEC's N-SAR Software

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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name       Variable Account II - AIG Life Insurance Company

          File Number               811- 4867

          Registrant CIK Number:    0000803466



 Report as of the end of semiannual period:  /  /    (a)
                            or fiscal year: 12/31/97    (b)
     Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): N Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:   Variable Account II - AIG Life Insurance Company
  B)  File Number:   811-4867
  C)  Telephone Number:  (302) 594-2987
2.A)  Street:  One Alico Plaza, 600 King Street
  B)  City: Wilmington   C) State: DE D) Zip Code: 19801 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) --N--
4. Is this the last  filing  on this form by the  Registrant?(Y  or N)  ---N--
5. Is Registrant  a small  business  investment  company  (SBIC)?(Y  or N) -N-
6. Is Registrant a unit investment trust (UIT)?(Y or N) --------Y---------










UNIT INVESTMENT TRUSTS
For period ending:   12/31/97
File Number:  811-4867

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $ 295

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) N/A


127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                            Number of    Total Assest       Total Income
                            Series       ($000's  omitted)  Distributions
                            Investing)                      ($000's omitted)

A.   U.S. Treasury
     direct issue           __________     __________       __________

B.   U.S. Government
     agency                ___________    __________       __________

C.   State and municipal
     tax-free              ___________    __________       __________

D.   Public utility debt   ___________    __________       __________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                ___________    __________       __________
F.   All other corporate
     intermed. & long-term
     debt                  ___________    __________       __________

G.   All other corporate
     short-term debt       ___________    __________       __________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers    ___________    __________       __________

I.   Investment company
     equity securities     ____________   __________       __________
J.   All other equity
     securities                6          $ 7,272            $208

K.   Other securities      ___________    __________       __________

L.   Total assets of all
     series of
     registrant                6          $ 7,272            $208


131. Total expenses incurred by all series of Registrant during the current

     reporting period ($000's omitted)  $   41

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February 27, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE  20549

Re:  N-SAR 1997
     AIG Life Insurance Company
     Variable Account II

Dear Sirs:

This report is signed on behalf of the registrant in the City of Wilmington, and State of Delaware on the 27th day February 1998.

Witness:  /s/                           /s/
          Edward F. Bacon               Howard Gunton
          Director                      Senior Vice-President
                                        Chief Financial Officer


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